Fair Value Measurements (Details) - Schedule of fair value measurements inputs - Level 3 [Member] - $ / shares	3 Months Ended		5 Months Ended
	Mar. 31, 2021	Oct. 09, 2020	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Exercise price	$ 11.50	$ 11.50	$ 11.50
Stock Price	$ 9.92	$ 9.60	$ 10.07
Option term (in years)	5 years 124 days	6 years 244 days	6 years 160 days
Volatility	29.10%	19.80%	21.00%
Risk-free interest rate	1.00%	0.52%	0.57%